Trade Receivables and Trade Payables - Schedule of Trade Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Trade payables
Trade payables	RM 22,586,074	$ 5,361,679	RM 25,204,848	$ 5,631,739	RM 37,268,115
Project retention payables	2,568,256	609,675	2,191,966	489,770	1,150,758
Total trade payables	25,154,330	5,971,354	27,396,814	6,121,509	38,418,873
Decrease in total trade payables	RM (2,242,484)	$ (532,340)	RM (11,022,059)	$ (2,462,755)	RM 19,827,253